Structured entities (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Disclosure of unconsolidated structured entities	The risks associated with structured entities in which Sony is involved are limited to the amount recorded in the consolidated statements of financial position and the amount of commitments.

	Yen in millions
	March 31, 2024
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	-	461,309	-	461,309

Foreign corporate bonds *1	11,365	206,570	-	217,935

Other investments *2	-	456,705	24,836	503,683

Total	11,365	1,124,584	24,836	1,182,927

	Yen in millions
	March 31, 2025
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	-	547,861	-	547,861

Foreign corporate bonds *1	22,071	219,935	-	242,006

Other investments *2	-	590,721	21,429	634,216

Total	22,071	1,358,517	21,429	1,424,083

*1 Foreign corporate bonds primarily include repackaged bonds.
*2 Other investments primarily include investment funds.